Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments And Contingencies
Commitments and Contingencies

Note 11 - Commitments and Contingencies

On January 28, 2015, BTCS Digital Manufacturing a wholly owned subsidiary of the Company entered into a commercial lease agreement (the “Lease”). The term of the Lease commenced on January 28, 2015 and ends on January 25, 2017. The annual rental fee for the first and second year will be $58,271 and $66,750, respectively. The Company also has the option to purchase the property during the second year of the Lease term for a purchase price of $775,000 less the $10,000 security deposit and all lease payments.

On May 28, 2015 the Company entered an operating sub-lease agreement ending on May 31, 2016 for its headquarters in Arlington, Virginia. Prepaid expenses include $12,000 of fixed minimum lease payment that is prepaid through May 31, 2016.

Note 10 – Commitments and Contingencies

On April 4, 2014, the Company entered into an operating sub-lease agreement beginning on April 14, 2014 and ending on May 31, 2015 (the “Term”) for its headquarters in Arlington, Virginia.  Prepaid expenses include $24,073 of fixed minimum lease payment that is prepaid through May 31, 2015.

Additionally, the Company paid a security deposit of one month’s rent of $4,815.

On January 28, 2015, the Company entered into a commercial lease agreement (the “Lease”). The term of the Lease commenced on January 26, 2015 and ends on January 25, 2017. The annual rental fee for the first and second year will be $58,271 and $66,750, respectively. The Company also has the option to purchase the property during the second year of the Lease term for a purchase price of $775,000.